Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD MODERATE ALLOCATION FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 30 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 161 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund will not incur transaction costs, such as commissions, when it buys and sells shares of Hartford Funds (or “turns over” its portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells other securities.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                 Your investment has a 5% return each year

•                 The Fund's operating expenses remain the same

•                 You reinvest all dividends and distributions

•                 You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks its goal through investment in a combination of domestic and international equity, multi-asset, and fixed income funds. It does this by investing in a combination of other Hartford Funds and may also invest in one or more unaffiliated money market funds (together the “Underlying Funds”) as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund's investments in the Underlying Funds to achieve approximately 55% of assets in equity funds and approximately 45% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%. The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund's investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Fund of Funds Risk - The Fund invests primarily in the Underlying Funds, and the Fund's investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the sub-adviser's allocation among those Underlying Funds.

The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.  By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund's direct fees and expenses.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund's performance when the Fund's portfolio pursued a modified strategy and was managed by a previous sub-adviser

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund’s total return has varied from year to year
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                 Shows how the Fund's total return has varied from year to year

•                 Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                 Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.23% (2nd quarter, 2009) Lowest -16.04% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of two broad-based market indices and the Fund's blended benchmark.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2013 (including sales charges)
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Balanced Allocation Fund Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Balanced Allocation Fund Blended Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.39%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.84%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.87%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004	[1]
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Annual Return 2005	rr_AnnualReturn2005	6.31%
Annual Return 2006	rr_AnnualReturn2006	10.60%
Annual Return 2007	rr_AnnualReturn2007	8.72%
Annual Return 2008	rr_AnnualReturn2008	(29.53%)
Annual Return 2009	rr_AnnualReturn2009	27.58%
Annual Return 2010	rr_AnnualReturn2010	12.60%
Annual Return 2011	rr_AnnualReturn2011	(1.32%)
Annual Return 2012	rr_AnnualReturn2012	12.09%
Annual Return 2013	rr_AnnualReturn2013	9.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.04%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.13%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%	[3],[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.13%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[3],[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.13%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[5]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[3],[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2004

[1]	The Balanced Allocation Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 45% Barclays U.S. Aggregate Bond Index and 55% MSCI All Country World Index.
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[3]	Hartford Funds Management Company, LLC (the 'Investment Manager') has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.65% (Class R3), 1.35% (Class R4) and 1.05% (Class R5). In addition, Hartford Administrative Services Company ('HASCO'), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2015, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.
[4]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[5]	Other expenses include an administrative services fee paid by the Fund for third party recordkeeping that is payable as a percentage of net assets in the amount of up to: 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5).